EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Carrying value of joint ventures	$ 8,153	$ 9,567			$ 8,153			$ 9,567	$ 8,153
Carrying value of associates	8,691	10,194			8,691			10,194	8,691
Investments in joint ventures and associates	16,844	$ 19,761			16,844			$ 19,761	$ 16,844	$ 17,638
GGP Inc. (“GGP”)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		34.00%					29.00%	34.00%	29.00%
Carrying value of associates	7,453	$ 8,844			7,453			$ 8,844	$ 7,453
Number of shares in entity held by entity or by its subsidiaries or associates		68						68
GGP Inc. (“GGP”) | Warrants
Investment [Line Items]
Derivative assets settled on cashless basis (in shares)		16
Derivative assets settled in full shares settlement basis (in shares)		43
China Xintiandi (“CXTD”)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								22.00%	22.00%
Carrying value of associates	446	$ 499			446			$ 499	$ 446
Diplomat Resort and Spa (“Diplomat”)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								90.00%	90.00%
Carrying value of associates	$ 355	339			355			$ 339	$ 355
Brookfield Premier Real Estate Partners Pooling LLC
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership	19.00%							10.00%	19.00%
Carrying value of associates	$ 113	122			113			$ 122	$ 113
Other
Investment [Line Items]
Carrying value of associates	324	390			324			$ 390	$ 324
Other | Bottom of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								23.00%	23.00%
Other | Top of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								31.00%	49.00%
Canary Wharf Joint Venture
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								50.00%	50.00%
Carrying value of joint ventures	2,866	3,284			2,866			$ 3,284	$ 2,866
Manhattan West, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								56.00%	56.00%
Carrying value of joint ventures	1,214	1,439			1,214			$ 1,439	$ 1,214
Grace Building, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								50.00%	50.00%
Carrying value of joint ventures	585	585			585			$ 585	$ 585
One Liberty Plaza, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								51.00%	0.00%
Carrying value of joint ventures	0	$ 408			0			$ 408	$ 0
Ownership percentage sold		49.00%
Southern Cross East, Melbourne
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								50.00%	50.00%
Carrying value of joint ventures	346	$ 407			346			$ 407	$ 346
Brookfield Brazil Retail Fundo de Investimento em Participaçõe
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								46.00%	46.00%
Carrying value of joint ventures	0	339			0			$ 339	$ 0
EY Complex, Sydney
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								50.00%	50.00%
Carrying value of joint ventures	263	311			263			$ 311	$ 263
Brookfield D.C. Office Partners LLC (D.C. Fund), Washington, D.C.
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								51.00%	51.00%
Carrying value of joint ventures	327	310			327			$ 310	$ 327
Brookfield Fairfield U.S. Multifamily Value Add Fund II (VAMF II)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								37.00%	37.00%
Carrying value of joint ventures	296	291			296			$ 291	$ 296
Principal Place - Commercial, London
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership				50.00%					0.00%
Carrying value of joint ventures	0	230			0			$ 230	$ 0
Ownership percentage sold				50.00%
Potsdamer Platz, Berlin
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership						25.00%		25.00%	25.00%
Carrying value of joint ventures	$ 161	205			161			$ 205	$ 161
Ownership percentage sold						50.00%
One New York Plaza, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership	15.00%							15.00%	15.00%
Carrying value of joint ventures	$ 116	120			$ 116			$ 120	$ 116
Ownership percentage sold					16.00%
Republic Plaza, Denver
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								50.00%	50.00%
Carrying value of joint ventures	128	119			$ 128			$ 119	$ 128
75 State Street, Boston
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership					25.00%			26.00%	26.00%
Carrying value of joint ventures	90	94			$ 90			$ 94	$ 90
Ownership percentage sold					50.00%
245 Park Avenue, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership			51.00%					0.00%
Carrying value of joint ventures	706	0			$ 706			$ 0	706
Other
Investment [Line Items]
Carrying value of joint ventures	$ 1,055	$ 1,425			$ 1,055			$ 1,425	$ 1,055
Other | Bottom of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								12.00%	13.00%
Other | Top of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								90.00%	83.00%
BSREP II Brazil Pooling | Subsidiaries with material non-controlling interests
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership								31.00%